Average Annual Total Returns - Allspring Taxable Fixed Income Funds - ETF Class - Short-Term High Income Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.22%	4.50%	4.99%
Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.58%	0.06%	2.44%
ETF Share Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.77%	4.57%	4.37%
Performance Inception Date	[1]	Oct. 20, 2026
ETF Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.23%	2.35%	2.53%
Performance Inception Date		Oct. 20, 2026
ETF Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.96%	2.52%	2.54%
Performance Inception Date		Oct. 20, 2026

[1]
1.	Historical performance shown for the ETF Class shares prior to their inception reflects the performance of the Institutional Class shares and is not adjusted to reflect ETF Class expenses. The Institutional Class annual returns are substantially similar to what the ETF Class annual returns would be because the Institutional Class and ETF Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.